Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-08512
PREMIER VIT
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
NFJ Dividend Value Portfolio
Supplement Dated June 15, 2009
to the Prospectus Dated May 1, 2009
Disclosure Relating to the OpCap Mid Cap Portfolio
Effective June 15, 2009, Jeffrey Parker is replacing Nicholas Frelinghuysen as the portfolio manager of the OpCap Mid Cap Portfolio. Accordingly, the information relating to the OpCap Mid Cap Portfolio under “Fund Management—Portfolio Managers—Oppenheimer Capital” in the Prospectus is hereby replaced with the following:
“Jeffrey Parker, Managing Director and Head of Oppenheimer Capital’s Small/Mid Cap Growth Team, is the portfolio manager of the Mid Cap Portfolio. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he was an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. Mr. Parker was a Senior Consultant with Andersen Consulting, specializing in health care and technology, from 1991 to 1994. Mr. Parker holds a BBA from the University of Miami, an MBA from Vanderbilt University and is a CFA charterholder.”

PREMIER VIT
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
Supplement Dated June 15, 2009
to the Prospectus Dated May 1, 2009
Disclosure Relating to the OpCap Mid Cap Portfolio
Effective June 15, 2009, Jeffrey Parker is replacing Nicholas Frelinghuysen as the portfolio manager of the OpCap Mid Cap Portfolio. Accordingly, the information relating to the OpCap Mid Cap Portfolio under “Fund Management—Portfolio Managers—Oppenheimer Capital” in the Prospectus is hereby replaced with the following:
“Jeffrey Parker, Managing Director and Head of Oppenheimer Capital’s Small/Mid Cap Growth Team, is the portfolio manager of the Mid Cap Portfolio. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he was an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. Mr. Parker was a Senior Consultant with Andersen Consulting, specializing in health care and technology, from 1991 to 1994. Mr. Parker holds a BBA from the University of Miami, an MBA from Vanderbilt University and is a CFA charterholder.”

PREMIER VIT
OpCap Mid Cap Portfolio
Supplement Dated June 15, 2009
to the Prospectus Dated May 1, 2009
Effective June 15, 2009, Jeffrey Parker is replacing Nicholas Frelinghuysen as the portfolio manager of the Portfolio. Accordingly, the information relating to the Portfolio under “Fund Management—Portfolio Manager—Oppenheimer Capital” in the Prospectus is hereby replaced with the following:
“Jeffrey Parker, Managing Director and Head of Oppenheimer Capital’s Small/Mid Cap Growth Team, is the portfolio manager of the Portfolio. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he was an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. Mr. Parker was a Senior Consultant with Andersen Consulting, specializing in health care and technology, from 1991 to 1994. Mr. Parker holds a BBA from the University of Miami, an MBA from Vanderbilt University and is a CFA charterholder.”

Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-08512
PREMIER VIT
Supplement dated June 15, 2009
to the Statement of Additional Information
dated May 1, 2009
Disclosure Relating to the OpCap Mid Cap Portfolio
Effective June 15, 2009, Jeffrey Parker is replacing Nicholas Frelinghuysen as the portfolio manager of the OpCap Mid Cap Portfolio. References to Mr. Frelinghuysen are deleted. Information as of May 31, 2009 regarding other accounts managed by Mr. Parker and his securities ownership in the OpCap Mid Cap Portfolio is provided below. The advisory fee charged for managing each of these other accounts is not based on performance of such accounts.
Other Accounts Managed
Oppenheimer Capital

Account Type	Jeffrey Parker
	#	AUM($MM)
Other Investment Companies	1	287.4
Other pooled investment vehicles	0	0
Other accounts	0	0
Securities Ownership
Mr. Parker does not own any securities of OpCap Mid Cap Portfolio.